Associated companies (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Net income statement effect	$ (13)	$ (11)	$ 15,337
Cumulative currency translation gains/losses recycled through income statement	357
Cumulative currency translation effects
Disclosure of associates [line items]
Cumulative currency translation gains/losses recycled through income statement	$ 358	$ 13	3,200
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income			815
Prior year adjustment			40
Amortization of fair value adjustments relating to intangible assets			(70)
Gain on divestment			14,556
Net income statement effect			15,341
Amortization of fair value adjustments relating to intangible assets tax			$ 10